Quarterly Holdings Report
for

Fidelity® Maryland Municipal Income Fund

November 30, 2020

SMD-QTLY-0121
1.810710.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
District Of Columbia - 1.1%
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/33	2,000,000	2,481,940
Guam - 0.1%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.25% 10/1/34 (a)	300,000	325,377
Maryland - 95.9%
Anne Arundel County Gen. Oblig.:
Series 2014, 5% 4/1/25	$2,140,000	$2,477,949
Series 2015:
5% 4/1/33	5,895,000	6,974,492
5% 4/1/33	2,585,000	3,058,365
Series 2018, 5% 10/1/35	6,400,000	8,136,633
Baltimore Convention Ctr. Hotel Rev. Series 2017, 5% 9/1/32	1,500,000	1,373,550
Baltimore County Gen. Oblig.:
Series 2016, 5% 2/1/29	1,310,000	1,608,353
Series 2019, 4% 11/1/33	1,805,000	2,251,593
Series 2020:
4% 1/1/32	700,000	786,716
4% 1/1/33	1,200,000	1,341,336
4% 1/1/35	1,230,000	1,365,189
4% 1/1/37	1,500,000	1,653,150
4% 1/1/45	1,750,000	1,882,405
4% 3/1/48	2,060,000	2,464,522
4% 1/1/50	2,400,000	2,569,776
Baltimore Gen. Oblig.:
(East Baltimore Research Park Proj.) Series 2017 A, 5% 9/1/38	1,650,000	1,746,624
Series 2013 B, 5% 10/15/24	1,875,000	2,041,800
Series 2015:
5% 6/15/23	350,000	387,643
5% 6/15/24	500,000	572,360
Series 2017 A:
5% 10/15/34	2,000,000	2,520,080
5% 10/15/36	1,000,000	1,253,260
5% 10/15/37	1,000,000	1,250,420
Baltimore Proj. Rev.:
(Wastewtr. Projs.):
Series 2014 C:
5% 7/1/27	2,325,000	2,741,640
5% 7/1/34	1,285,000	1,492,926
Series 2014 D, 5% 7/1/28	2,750,000	3,241,618
(Wtr. Proj.) Series 2020 A, 5% 7/1/50 (b)	1,000,000	1,297,120
(Wtr. Projs.):
Series 1994 A, 5% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	120,000	126,161
Series 2014 A:
5% 7/1/28	2,825,000	3,305,081
5% 7/1/33	3,000,000	3,476,940
Series 2014 B, 5% 7/1/28	1,580,000	1,862,457
Series 2017 D, 5% 7/1/31	5,260,000	6,527,713
City of Westminster Series 2016, 5% 11/1/31	1,000,000	1,114,590
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	955,000	1,062,820
Series 2019 C:
5% 9/1/29	550,000	709,363
5% 3/1/30	700,000	900,144
5% 3/1/31	1,150,000	1,466,929
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2020, 5% 10/1/33	1,500,000	2,059,335
Maryland Econ. Dev. Auth. Rev.:
(Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/29	1,850,000	2,179,763
(Term. Proj.) Series 2019 A:
5% 6/1/44 (a)	500,000	555,765
5% 6/1/49 (a)	1,000,000	1,105,760
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D, 5% 3/31/31 (a)	1,950,000	1,986,953
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/27 (a)	200,000	241,440
5% 7/1/28 (a)	630,000	773,640
5% 7/1/29 (a)	585,000	729,109
Maryland Econ. Dev. Corp. Student Hsg. Rev.:
(Towson Univ. Proj.) Series 2017:
5% 7/1/26	350,000	361,680
5% 7/1/28	305,000	313,241
5% 7/1/29	185,000	188,942
5% 7/1/30	250,000	253,910
5% 7/1/31	300,000	303,678
5% 7/1/32	325,000	327,522
5% 7/1/36	500,000	501,090
(Univ. of Maryland, Baltimore County Proj.) Series 2016:
5% 7/1/28 (FSA Insured)	350,000	416,119
5% 7/1/29 (FSA Insured)	700,000	827,883
(Univ. of Maryland, College Park Projs.) Series 2016, 5% 6/1/43 (FSA Insured)	575,000	656,989
Maryland Gen. Oblig. Series A:
5% 8/1/31	1,060,000	1,474,227
5% 8/1/32	1,000,000	1,381,720
5% 3/15/33	2,925,000	3,985,722
5% 8/1/34	2,000,000	2,741,840
Maryland Health & Higher Edl. Series 2020:
4% 7/1/40	300,000	342,273
4% 7/1/45	750,000	843,233
4% 7/1/50	1,000,000	1,116,560
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr., MD Proj.) Series 2017 A:
5% 7/1/28	500,000	613,400
5% 7/1/30	850,000	1,031,620
5% 7/1/31	1,400,000	1,692,684
5% 7/1/32	290,000	349,035
Series 2012 A:
5% 7/1/23	400,000	427,088
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,000,000	1,072,570
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	1,120,000	1,201,278
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	300,000	321,771
5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100)	750,000	814,298
Series 2012:
5% 7/1/23	850,000	907,146
5% 7/1/24	1,100,000	1,173,711
5% 7/1/26	1,080,000	1,145,156
5% 7/1/26	1,400,000	1,491,770
5% 7/1/27	300,000	319,098
5% 7/1/31	2,500,000	2,620,625
Series 2013 A:
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	1,045,000	1,123,427
5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	1,185,000	1,273,934
5% 8/15/41	3,000,000	3,305,970
5% 7/1/43 (Pre-Refunded to 7/1/22 @ 100)	1,495,000	1,607,200
Series 2013 B, 5% 8/15/38	2,000,000	2,195,180
Series 2014:
5% 7/1/22 (Escrowed to Maturity)	870,000	933,849
5% 7/1/27	3,495,000	3,981,155
5% 10/1/45	2,500,000	2,771,450
5.25% 7/1/25 (Pre-Refunded to 7/1/24 @ 100)	5,000,000	5,863,200
Series 2015 A:
5% 5/15/29	2,000,000	2,380,780
5% 5/15/30	1,000,000	1,186,190
Series 2015:
5% 7/1/24	100,000	114,079
5% 7/1/26	1,000,000	1,133,270
5% 7/1/27	1,000,000	1,130,800
5% 7/1/29	600,000	700,212
5% 8/15/29	2,000,000	2,332,820
5% 7/1/30	1,075,000	1,250,290
5% 7/1/31	2,200,000	2,585,902
5% 7/1/33	1,325,000	1,514,820
5% 7/1/34	1,200,000	1,369,920
5% 7/1/40	3,350,000	3,828,983
Series 2016 A:
4% 7/1/42	2,175,000	2,320,464
5% 7/1/35	1,500,000	1,711,455
5% 7/1/38	3,215,000	3,645,906
5.5% 1/1/31	1,500,000	1,766,055
Series 2016:
5% 6/1/26	300,000	351,447
5% 6/1/27	255,000	297,192
5% 6/1/28	310,000	358,301
5% 6/1/29	350,000	402,259
5% 7/1/31	500,000	595,235
5% 6/1/33	305,000	344,464
5% 6/1/36	250,000	281,003
Series 2017:
4% 7/1/42	2,845,000	3,175,475
5% 6/1/27	290,000	337,983
5% 6/1/31	425,000	484,169
5% 6/1/33	970,000	1,095,508
5% 6/1/35	600,000	676,266
5% 6/1/42	1,000,000	1,110,430
Series 2019 A, 5% 10/1/49	2,000,000	2,437,620
Series 2020 A:
4% 7/1/22	100,000	105,064
5% 7/1/23	310,000	342,060
5% 7/1/24	355,000	405,520
5% 7/1/34	1,000,000	1,290,820
5% 7/1/35	1,000,000	1,287,140
Series 2020 B:
5% 4/15/34	1,000,000	1,285,350
5% 4/15/35	1,000,000	1,282,260
Maryland Stadium Auth. Rev.:
(Pub. Schools Construction and Revitalization Prog.):
Series 2016:
5% 5/1/30	1,715,000	2,068,719
5% 5/1/36	2,000,000	2,377,240
5% 5/1/41 (Pre-Refunded to 5/1/26 @ 100)	1,000,000	1,253,430
Series 2018 A, 5% 5/1/36	1,580,000	1,973,815
Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	1,000,000	1,253,430
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 A, 5% 6/1/21 (a)	2,255,000	2,300,651
Maryland Trans. Auth. Trans. Facility Projs. Rev.:
Series 2017, 5% 7/1/30	3,000,000	3,795,240
Series 2020, 5% 7/1/33	1,000,000	1,354,470
Montgomery County Gen. Oblig.:
(Trinity Health Cr. Group Proj.) Series 2016, 5% 12/1/45	2,500,000	2,936,500
Series A, 4% 11/1/33	3,000,000	3,742,260
Prince Georges County Ctfs. of Prtn. Series 2018, 5% 10/1/48	2,000,000	2,499,220
Prince Georges County Gen. Oblig. Series 2020 A, 5% 7/15/34	1,000,000	1,297,090

TOTAL MARYLAND		214,716,304

TOTAL MUNICIPAL BONDS
(Cost $205,725,937)		217,523,621
TOTAL INVESTMENT IN SECURITIES - 97.1%
(Cost $205,725,937)		217,523,621
NET OTHER ASSETS (LIABILITIES) - 2.9%		6,441,831
NET ASSETS - 100%		$223,965,452

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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